Long-Term Employee Benefits (Schedule of Net Periodic Benefit Cost and Amounts Recognized in Other Comprehensive Income) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss		$ 11	$ 0	$ 0
Amortization of loss	[1]	(16)	0	0
Prior service credit		(24)	0	0
Amortization of prior service cost	[1]	(4)	0	0
Effect of foreign exchange rates		(33)	0	0
Total benefit recognized in other comprehensive income	[1]	(66)	$ 0	$ 0
Foreign Pension Plan [Member]
Net periodic pension cost (income):
Service cost		16
Interest cost		19
Expected return on plan assets		(83)
Amortization of loss		16
Amortization of prior service cost		4
Net periodic benefit cost		(28)
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss		11
Amortization of loss		(16)
Prior service credit		(24)
Amortization of prior service cost		(4)
Effect of foreign exchange rates		(33)
Total benefit recognized in other comprehensive income		(66)
Total recognized in net periodic pension income and other comprehensive income		$ (94)

[1]	These other comprehensive income (loss) components are included in the computation of net periodic benefit costs. Refer to Note 21 for further information.